Intangible Assets (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Accumulated amortization	$ 5,100	$ 6,800	$ 5,100	$ 5,667
Identifiable intangible assets, net	16,433	21,533		28,333
Customer Relationships [Member]
Identifiable intangible assets, gross	34,000	34,000		34,000
Accumulated amortization	(17,567)	(12,467)		(5,667)
Identifiable intangible assets, net	$ 16,433	$ 21,533		$ 28,333